Schedule of estimated amount of temporary differences (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Temporary differences	$ 5,786,216	$ 3,548,691
Temporary difference property plant and equipment [member]
IfrsStatementLineItems [Line Items]
Temporary differences	(915,782)	(779,847)
Temporary difference right of use assets and lease liabilities [member]
IfrsStatementLineItems [Line Items]
Temporary differences	11,878	33,756
Unabsorbed capital allowances [member]
IfrsStatementLineItems [Line Items]
Temporary differences	844,381	1,066,649
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Temporary differences	$ 5,845,739	$ 3,228,133